Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Jan. 01, 2026	Sep. 30, 2025	Mar. 31, 2025	Jan. 01, 2025
Disclosure of detailed information about intangible assets [line items]
Carrying value, goodwill	$ 26,651			$ 43,871
Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Carrying value, goodwill	26,700	$ 334,592		25,200	$ 341,777
Excess over carrying value		110,331			61,990
Australia Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Carrying value, Indefinite life intangible asset	$ 0				14,338
Excess over carrying value			$ (13,216)
Excess over carrying value					8,987
Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Carrying value, goodwill			149,041	$ 18,700
Excess over carrying value			(37,202)
Excess over carrying value			$ 18,500
European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Carrying value, Indefinite life intangible asset					40,869
Excess over carrying value		$ 7,592			$ 55,110
Intangible assets | Australia Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate			2.50%		3.00%
Discount rate			10.00%		10.30%
Fair value less cost to dispose			$ 1,158		$ 23,325
Carrying value, Indefinite life intangible asset			$ 14,374
Intangible assets | Australia Cannabis CGU | Bottom of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin			(10.30%)		0.40%
Intangible assets | Australia Cannabis CGU | Top of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin			1.70%		3.70%
Intangible assets | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate		3.00%			3.00%
Discount rate		12.00%			13.30%
Fair value less cost to dispose		$ 61,867			$ 95,979
Carrying value, Indefinite life intangible asset		$ 54,275
Intangible assets | European Cannabis CGU | Bottom of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin		0.20%			5.20%
Intangible assets | European Cannabis CGU | Top of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin		6.10%			11.40%
Goodwill | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate		2.50%			2.50%
Discount rate		15.30%			15.30%
Fair value less cost to dispose		$ 444,923			$ 403,767
Goodwill | Bottom of range | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
EBITDA margin		14.00%			17.10%
Goodwill | Top of range | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
EBITDA margin		23.80%			24.10%
Goodwill | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Terminal value growth rate			2.50%
Discount rate			10.90%
Fair value less cost to dispose			$ 111,839
Goodwill | Plant Propagation CGU | Bottom of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin			10.00%
Goodwill | Plant Propagation CGU | Top of range
Disclosure of detailed information about intangible assets [line items]
EBITDA margin			21.70%